LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 1,583
2024	1,529
2025	666
2026 and beyond	1,495
Total lease payments	5,273
Less imputed interests	(311)
Total operating lease liabilities	$ 4,962	$ 4,516